Quarterly Holdings Report
for
Fidelity® Women's Leadership Fund
July 31, 2025
WLF-NPRT1-0925
1.9893108.106
Common Stocks - 98.3%
	Shares	Value ($)
BELGIUM - 1.1%
Health Care - 1.1%
Pharmaceuticals - 1.1%
UCB SA	7,078	1,538,343
CANADA - 0.9%
Consumer Discretionary - 0.9%
Specialty Retail - 0.9%
Aritzia Inc Subordinate Voting Shares (a)	24,804	1,331,317
FRANCE - 1.5%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Hermes International SCA	294	721,688
Consumer Staples - 1.0%
Food Products - 1.0%
Danone SA	18,024	1,475,029
TOTAL FRANCE		2,196,717
GERMANY - 0.6%
Health Care - 0.6%
Pharmaceuticals - 0.6%
Merck KGaA	7,192	898,888
IRELAND - 0.7%
Information Technology - 0.7%
IT Services - 0.7%
Accenture PLC Class A	3,981	1,063,325
ITALY - 0.9%
Industrials - 0.9%
Electrical Equipment - 0.9%
Prysmian SpA	16,628	1,327,971
NETHERLANDS - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV	3,259	696,676
UNITED KINGDOM - 0.1%
Financials - 0.1%
Banks - 0.1%
Starling Bank Ltd (b)	34,700	115,483
UNITED STATES - 92.0%
Communication Services - 6.8%
Entertainment - 2.4%
Netflix Inc (a)	1,270	1,472,438
Walt Disney Co/The	16,658	1,984,134
		3,456,572
Interactive Media & Services - 4.4%
Alphabet Inc Class A	15,398	2,954,877
Alphabet Inc Class C	12,680	2,445,465
Pinterest Inc Class A (a)	26,489	1,022,475
		6,422,817
TOTAL COMMUNICATION SERVICES		9,879,389

Consumer Discretionary - 12.3%
Broadline Retail - 5.4%
Amazon.com Inc (a)	29,153	6,825,009
Etsy Inc (a)	16,691	972,584
		7,797,593
Hotels, Restaurants & Leisure - 1.2%
Chipotle Mexican Grill Inc (a)	20,291	870,078
Starbucks Corp	10,204	909,789
		1,779,867
Household Durables - 0.8%
Taylor Morrison Home Corp (a)	21,367	1,266,636
Specialty Retail - 2.9%
Lowe's Cos Inc	4,517	1,009,865
Ulta Beauty Inc (a)	3,060	1,575,931
Williams-Sonoma Inc	8,397	1,570,659
		4,156,455
Textiles, Apparel & Luxury Goods - 2.0%
Capri Holdings Ltd (a)	32,972	599,761
NIKE Inc Class B	12,445	929,517
Tapestry Inc	13,233	1,429,561
		2,958,839
TOTAL CONSUMER DISCRETIONARY		17,959,390

Consumer Staples - 5.4%
Beverages - 1.6%
Coca-Cola Co/The	22,259	1,511,164
Keurig Dr Pepper Inc	25,161	821,506
		2,332,670
Consumer Staples Distribution & Retail - 1.1%
Casey's General Stores Inc	1,459	758,870
Kroger Co/The	11,672	818,207
		1,577,077
Household Products - 1.0%
Procter & Gamble Co/The	10,065	1,514,481
Personal Care Products - 1.7%
Estee Lauder Cos Inc/The Class A	16,940	1,581,180
Kenvue Inc	37,086	795,123
		2,376,303
TOTAL CONSUMER STAPLES		7,800,531

Energy - 1.5%
Energy Equipment & Services - 0.8%
Baker Hughes Co Class A	27,295	1,229,640
Oil, Gas & Consumable Fuels - 0.7%
Antero Resources Corp (a)	28,844	1,007,521
TOTAL ENERGY		2,237,161

Financials - 12.8%
Banks - 6.5%
Bank of America Corp	40,059	1,893,589
Citigroup Inc	15,072	1,412,246
Huntington Bancshares Inc/OH	61,822	1,015,735
JPMorgan Chase & Co	10,500	3,110,520
US Bancorp	16,404	737,524
Wells Fargo & Co	16,355	1,318,704
		9,488,318
Capital Markets - 1.5%
Bank of New York Mellon Corp/The	9,116	924,818
Nasdaq Inc	13,582	1,306,860
		2,231,678
Consumer Finance - 0.5%
SLM Corp	21,562	685,672
Financial Services - 1.3%
Mastercard Inc Class A	3,445	1,951,489
Insurance - 3.0%
Hartford Insurance Group Inc/The	13,131	1,633,365
Marsh & McLennan Cos Inc	5,840	1,163,328
Progressive Corp/The	6,395	1,547,846
		4,344,539
TOTAL FINANCIALS		18,701,696

Health Care - 9.2%
Biotechnology - 2.4%
Alnylam Pharmaceuticals Inc (a)	4,273	1,676,042
Exact Sciences Corp (a)	12,234	574,385
Gilead Sciences Inc	11,550	1,296,950
		3,547,377
Health Care Equipment & Supplies - 1.2%
Insulet Corp (a)	3,792	1,093,613
Penumbra Inc (a)	2,714	684,661
		1,778,274
Health Care Providers & Services - 0.9%
Cigna Group/The	4,898	1,309,627
Health Care Technology - 0.4%
Veeva Systems Inc Class A (a)	1,837	522,075
Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific Inc	2,928	1,369,367
Pharmaceuticals - 3.4%
Eli Lilly & Co	3,046	2,254,253
GSK PLC ADR	32,898	1,222,161
Merck & Co Inc	17,316	1,352,726
		4,829,140
TOTAL HEALTH CARE		13,355,860

Industrials - 12.3%
Aerospace & Defense - 0.9%
Boeing Co (a)	6,176	1,370,084
Building Products - 0.9%
Trane Technologies PLC	2,914	1,276,565
Commercial Services & Supplies - 0.4%
Veralto Corp	5,132	537,987
Electrical Equipment - 3.8%
Eaton Corp PLC	4,357	1,676,225
GE Vernova Inc	3,167	2,091,138
nVent Electric PLC	11,078	868,737
Regal Rexnord Corp	5,949	909,483
		5,545,583
Machinery - 4.0%
Deere & Co	2,526	1,324,559
Ingersoll Rand Inc	13,510	1,143,351
Otis Worldwide Corp	8,265	708,228
Parker-Hannifin Corp	2,330	1,705,327
Westinghouse Air Brake Technologies Corp	5,019	963,899
		5,845,364
Professional Services - 2.3%
KBR Inc	12,823	599,347
Leidos Holdings Inc	7,615	1,215,735
TransUnion	9,319	887,076
UL Solutions Inc Class A	8,044	588,177
		3,290,335
TOTAL INDUSTRIALS		17,865,918

Information Technology - 26.8%
Communications Equipment - 1.1%
Arista Networks Inc	13,483	1,661,375
Electronic Equipment, Instruments & Components - 0.4%
Insight Enterprises Inc (a)	4,987	591,358
Semiconductors & Semiconductor Equipment - 10.0%
First Solar Inc (a)	7,628	1,332,840
Marvell Technology Inc	14,316	1,150,577
Micron Technology Inc	16,634	1,815,435
NVIDIA Corp	57,483	10,224,502
		14,523,354
Software - 8.7%
Gen Digital Inc	52,206	1,539,555
Microsoft Corp	19,330	10,312,555
Synopsys Inc (a)	1,365	864,686
		12,716,796
Technology Hardware, Storage & Peripherals - 6.6%
Apple Inc	41,483	8,610,627
Dell Technologies Inc Class C	7,170	951,387
		9,562,014
TOTAL INFORMATION TECHNOLOGY		39,054,897

Materials - 1.7%
Construction Materials - 0.3%
James Hardie Industries PLC ADR (a)	16,232	421,058
Containers & Packaging - 1.4%
AptarGroup Inc	5,513	866,313
Ball Corp	21,162	1,211,736
		2,078,049
TOTAL MATERIALS		2,499,107

Real Estate - 2.3%
Health Care REITs - 1.1%
Ventas Inc	24,589	1,651,889
Specialized REITs - 1.2%
American Tower Corp	4,181	871,279
Public Storage Operating Co	3,161	859,602
		1,730,881
TOTAL REAL ESTATE		3,382,770

Utilities - 0.9%
Electric Utilities - 0.9%
NextEra Energy Inc	18,010	1,279,791
TOTAL UNITED STATES		134,016,510
TOTAL COMMON STOCKS (Cost $102,426,405)		143,185,230

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Somatus Inc Series E (a)(b)(c) (Cost $350,799)	402	456,632

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $2,160,631)	4.33	2,160,199	2,160,631

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $104,937,835)	145,802,493
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(203,659)
NET ASSETS - 100.0%	145,598,834

Legend

(a)	Non-income producing.
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $456,632 or 0.3% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Somatus Inc Series E	1/31/22	350,799

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	6,095,294	3,934,663	4,424	-	-	2,160,631	2,160,199	0.0%
Total	-	6,095,294	3,934,663	4,424	-	-	2,160,631

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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